Derivative financial instruments - Interest Rate Swaps (Details) - Interest rate swaps - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount of interest rate swaps		$ 100.0
Derivative fixed interest rate		1.04%
Swap contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 1.2